Property, plant and equipment (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Net investment income	£ 585	£ 861	£ 1,324
Other income	114	56	£ 54
Property rentals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net investment income	0	2
Other income	£ 19	£ 8
Freehold land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rates in calculating depreciation	Not depreciated
Freehold buildings and long-leasehold property (more than 50 years to run) [member] | Min [member] | More than 50 years to run [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	2.00%
Freehold buildings and long-leasehold property (more than 50 years to run) [member] | Max [member] | More than 50 years to run [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	3.30%
Leasehold property over the remaining life of the lease (less than 50 years to run) [member] | Less than 50 years to run [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rates in calculating depreciation	Over the remaining life of the lease
Costs of adaptation of freehold and leasehold property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rates in calculating depreciation	Where leasehold property has a remaining useful life of less than 17 years, costs of adaptation and installed equipment are depreciated over the remaining life of the lease.
Costs of adaptation of freehold and leasehold property [member] | Min [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	6.00%
Costs of adaptation of freehold and leasehold property [member] | Max [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	10.00%
Equipment installed in freehold and leasehold property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rates in calculating depreciation	Where leasehold property has a remaining useful life of less than 17 years, costs of adaptation and installed equipment are depreciated over the remaining life of the lease.
Equipment installed in freehold and leasehold property [member] | Min [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	6.00%
Equipment installed in freehold and leasehold property [member] | Max [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	10.00%
Computers and similar equipment [member] | Min [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	17.00%
Computers and similar equipment [member] | Max [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	33.00%
Fixtures and fittings and other equipment [member] | Min [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	9.00%
Fixtures and fittings and other equipment [member] | Max [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	20.00%